Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of these assets are as follows:

Years

Building	13
Furniture and fixtures	7
Lab equipment	2–7
Computer hardware	5–7
Software	3–5

The estimated useful lives of these assets are as follows:

Years

Furniture and fixtures	7
Lab equipment	2–7
Computer hardware	5–7
Software	3–5